TAXATION (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax percent differential	(12.00%)	(124.00%)
Net loss	$ 345,611	$ 278,626
Effective tax percent statutory	25.00%	25.00%
Income tax expiration year description			will expire in year 2024.
Uncertain tax positions	$ 0		$ 0
PRC Enterprise Income Tax [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax percent differential	25.00%